Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Key Management Personnel Compensation
Short-term employee benefits	$ 952,406	$ 570,256	$ 681,666
Post-employment benefits	32,300	32,087	25,947
Long-term benefits	3,652
Share-based payments	1,296,400	59,975	353,670
Total Key Management Personnel Compensation	$ 2,284,758	$ 662,318	$ 1,061,283